Net Interest Income	12 Months Ended
Dec. 31, 2016
Banking And Thrift Interest [Abstract]
Net Interest Income

Note 24—Net Interest Income

Net interest income is summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Interest income:
From nonaffiliates:
Short-term investments	$923	$815	$604
Mortgage-backed securities	14,663	10,267	8,226
Mortgage loans acquired for sale at fair value	54,750	48,281	23,974
Mortgage loans at fair value:
Distressed	107,044	96,536	100,340
Under forward purchase agreements	—	—	3,584
Held in a VIE	17,042	19,903	22,280
Placement fees relating to custodial funds	4,058	—	—
Deposits securing CRT Agreements	930	—	—
Other	111	178	48
	199,521	175,980	159,056
From PFSI—ESS purchased from PFSI at fair value	22,601	25,365	13,292
	222,122	201,345	172,348
Interest expense:
To nonaffiliates:
Assets sold under agreements to repurchase	92,838	79,869	58,304
Mortgage loan participation and sale agreements	1,376	1,001	912
Notes payable	12,892	6,826	—
Exchangeable Notes	14,473	14,413	14,358
Asset-backed financings of VIEs at fair value (1)	12,091	13,754	6,490
FHLB advances	122	275	—
Borrowings under forward purchase agreements	—	—	2,363
Interest shortfall on repayments of mortgage loans serviced for Agency securitizations	6,812	4,207	2,004
Placement fees on mortgage loan impound deposits	1,334	1,020	1,158
	141,938	121,365	85,589
To PFSI—financings payable	7,830	3,343	—
	149,768	124,708	85,589
Net interest income	$72,354	$76,637	$86,759

(1)	The results for the year ended December 31, 2016 include interest expense from Asset-backed financing of a VIE at fair value and CRT Agreements financing at fair value.